Basis of preparation	6 Months Ended
Dec. 31, 2019
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Basis of preparation
1.	Basis of preparation
This general purpose financial report for the half year ended 31 December 2019 is unaudited and has been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (IASB) and as adopted by the European Union (EU), AASB 134 ‘Interim Financial Reporting’ as issued by the Australian Accounting Standards Board (AASB) and the Disclosure and Transparency Rules of the Financial Conduct Authority in the United Kingdom and the Australian Corporations Act 2001 as applicable to interim financial reporting.
Segment Reporting disclosures from AASB 134 ‘Interim Financial Reporting’ have been disclosed within the Segment summary on page 15 outside of this Financial Report
The half year financial statements represent a ‘condensed set of financial statements’ as referred to in the UK Disclosure and Transparency Rules issued by the Financial Conduct Authority. Accordingly, they do not include all of the information required for a full annual report and are to be read in conjunction with the most recent annual financial report. The comparative figures for the financial year ended 30 June 2019 are not the statutory accounts of the Group for that financial year. Those accounts, which were prepared under IFRS, have been reported on by the Company’s auditor and delivered to the registrar of companies. The auditor has reported on those accounts; the report was unqualified, did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report and did not contain statements under Section 498 (2) or (3) of the UK Companies Act 2006.
The directors have made an assessment of the Group’s ability to continue as a going concern and consider it appropriate to adopt the going concern basis of accounting in preparing the half year financial statements.
The half year financial statements have been prepared on a basis of accounting policies and methods of computation consistent with those applied in the 30 June 2019 annual financial statements contained within the Annual Report of the Group, with the exception of the following new accounting standards and interpretations which became effective from 1 July 2019:

•	IFRS 16/AASB 16 ‘Leases’; and

•	IFRIC 23 ‘Uncertainty over Income Tax Treatments’.
Note 2 describes the impact of these new accounting standards and interpretations.
A number of other accounting standards and interpretations, along with revisions to the Conceptual Framework for Financial Reporting have been issued, and will be applicable in future periods. While these remain subject to ongoing assessment, no significant impacts have been identified to date. These standards have not been applied in the preparation of these half year financial statements.
All amounts are expressed in US dollars unless otherwise stated. The Group’s presentation currency and the functional currency of the majority of its operations is US dollars as this is the principal currency of the economic environment in which it operates. Amounts in this financial information have, unless otherwise indicated, been rounded to the nearest million dollars.